Partners' Capital (Tables)	12 Months Ended
Dec. 31, 2016
Partners' Capital Notes [Abstract]
Incentive Distribution Percentage By Specified Target Level [Table Text Block]
Incentive Distribution Rights
Prior to the previously described Financial Repositioning in January 2017, our general partner was entitled to incentive distributions if the amount we distribute to unitholders with respect to any quarter exceeds specified target levels shown below:

	Total Quarterly Distribution per unit	Unitholders	General Partner
Minimum Quarterly Distribution	$0.3375	98%	2%
First Target Distribution	Up to $0.388125	98	2
Second Target Distribution	Above $0.388125 up to $0.421875	85	15
Third Target Distribution	Above $0.421875 up to $0.50625	75	25
Thereafter	Above $0.50625	50	50